UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20546

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:  Alley Co LLC
Address: 585 Bank Lane, Suite 2400
         Lake Forest, IL 60045

Form 13F File Number: 028-15235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Steven J. Alley
Title:  President
Phone:  847-482-0938
Signature,		Place,			Date of Signing:
Steven J. Alley		Lake Forest, Illinois	April 25, 2013

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	73
Form 13F Information Table Value Total:	$120,166
List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Incorporated             COM              001055102     2374    45633 SH       Sole                    45633
AT&T Inc.                      COM              00206R102     1680    45776 SH       Sole                    45776
AbbVie Inc.                    COM              00287Y109     1963    48142 SH       Sole                    48142
Abbott Labs                    COM              002824100     1924    54483 SH       Sole                    54483
Altria Group                   COM              02209S103     2973    86462 SH       Sole                    86462
Amazon                         COM              023135106     1130     4239 SH       Sole                     4239
Apple Computer                 COM              037833100     2235     5050 SH       Sole                     5050
Arthur J. Gallagher & Co.      COM              363576109     3198    77410 SH       Sole                    77410
BCE, Inc.                      COM              05534B760     3685    78932 SH       Sole                    78932
Berkshire Hathaway Cl B        COM              084670702     1277    12253 SH       Sole                    12253
BlackRock, Inc.                COM              09247X101     2393     9314 SH       Sole                     9314
Bristol-Myers Squibb Co.       COM              110122108     1644    39914 SH       Sole                    39914
CVS                            COM              126650100     1572    28581 SH       Sole                    28581
Caterpillar Inc.               COM              149123101     1216    13986 SH       Sole                    13986
Cisco Systems                  COM              17275R102     1666    79726 SH       Sole                    79726
Comcast Corp                   COM              20030N101     1914    45590 SH       Sole                    45590
Conoco Phillips                COM              20825C104     2984    49648 SH       Sole                    49648
Consolidated Edison            COM              209115104     1450    23763 SH       Sole                    23763
Duke Energy Corp.              COM              26441C204     2481    34182 SH       Sole                    34182
Emerson Electric               COM              291011104     2925    52349 SH       Sole                    52349
Enterprise Products Partners   COM              293792107      969    16065 SH       Sole                    16065
Exxon Mobil Corp.              COM              30231G102      219     2434 SH       Sole                     2434
Genuine Parts Co.              COM              372460105     2092    26826 SH       Sole                    26826
Glaxosmithkline PLC ADRF       COM              37733W105     1426    30398 SH       Sole                    30398
Google Inc.                    COM              38259P508     1515     1907 SH       Sole                     1907
Integrys Energy Group          COM              45822P105      393     6760 SH       Sole                     6760
Intel                          COM              458140100     2872   131529 SH       Sole                   131529
International Business Machine COM              459200101     1225     5743 SH       Sole                     5743
JP Morgan Chase                COM              46625H100     2784    58670 SH       Sole                    58670
Johnson & Johnson              COM              478160104      231     2829 SH       Sole                     2829
Kimberly-Clark Corp.           COM              494368103     2440    24903 SH       Sole                    24903
Kinder Morgan Energy Partners  COM              494550106     1732    19299 SH       Sole                    19299
MasterCard Incorporated        COM              57636Q104     1166     2155 SH       Sole                     2155
McDonald's Corp.               COM              580135101     2929    29383 SH       Sole                    29383
Merck & Co. Inc.               COM              58933Y105     1777    40211 SH       Sole                    40211
Microchip Technology           COM              595017104     2779    75585 SH       Sole                    75585
Oracle Corp.                   COM              68389X105     2004    61971 SH       Sole                    61971
Packaging Corp of America      COM              695156109      404     9003 SH       Sole                     9003
Patterson Companies            COM              703395103      265     6959 SH       Sole                     6959
Paychex                        COM              704326107     2777    79215 SH       Sole                    79215
Perrigo Company                COM              714290103     1023     8619 SH       Sole                     8619
Philip Morris International    COM              718172109     5496    59282 SH       Sole                    59282
Phillips 66                    COM              718546104     2253    32198 SH       Sole                    32198
Polaris Industries Inc.        COM              731068102     1179    12749 SH       Sole                    12749
Praxair Inc.                   COM              74005P104      643     5762 SH       Sole                     5762
Procter & Gamble               COM              742718109     2234    28988 SH       Sole                    28988
RPM Int'l                      COM              749685103     1939    61412 SH       Sole                    61412
SPDR Financial Sel ETF         COM              81369Y605     2703   148417 SH       Sole                   148417
SPDR Trust Unit SR 1 ETF       COM              78462F103     2846    18164 SH       Sole                    18164
Schlumberger                   COM              806857108     1286    17178 SH       Sole                    17178
Spectra Energy                 COM              847560109     1584    51507 SH       Sole                    51507
Starbucks Corp.                COM              855244109     1294    22728 SH       Sole                    22728
V F Corp                       COM              918204108     1021     6086 SH       Sole                     6086
Vanguard Emerging Market Fund  COM              922042858     1020    23775 SH       Sole                    23775
Vanguard European              COM              922042874      333     6776 SH       Sole                     6776
Vanguard Extended Mkt          COM              922908652      392     5750 SH       Sole                     5750
Vanguard Index - Growth        COM              922908736      750     9670 SH       Sole                     9670
Vanguard Large Cap             COM              922908637     1320    18405 SH       Sole                    18405
Vanguard MSCI Pacific ETF      COM              922042866      286     4930 SH       Sole                     4930
Vanguard Value ETF             COM              922908744      444     6775 SH       Sole                     6775
Verizon Communication          COM              92343V104     2218    45119 SH       Sole                    45119
Wells Fargo & Co.              COM              949746101     1109    29971 SH       Sole                    29971
Xcel Energy Inc.               COM              98389B100     1228    41350 SH       Sole                    41350
iShares Core S&P Mid-Cap ETF   COM              464287507     1735    15077 SH       Sole                    15077
iShares Core S&P Small-Cap ETF COM              464287804     1451    16664 SH       Sole                    16664
iShares DJ Select Dividend Ind COM              464287168     1384    21827 SH       Sole                    21827
iShares MSCI Emerging Mkt Inde COM              464287234     1302    30439 SH       Sole                    30439
iShares NASDAQ Biotechnology I COM              464287556      974     6093 SH       Sole                     6093
iShares Russell Midcap Index F COM              464287499     1042     8183 SH       Sole                     8183
iShares TR MSCI EAFE Index     COM              464287465      208     3533 SH       Sole                     3533
iShares TR Russell 2000 Index  COM              464287655      914     9684 SH       Sole                     9684
Cohen & Steer Realty Majors In COM              464287564     1617    19614 SH       Sole                    19614
Allianz SE 8.375% Undated Sub  PFD              018805200      254    10000 SH       Sole                    10000